Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Entity Central Index Key	0000939934
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000018356
Shareholder Report [Line Items]
Fund Name	Large Cap Fund
Class Name	Class A
Trading Symbol	SLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Large Cap Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class A Shares	$10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
AssetsNet	$ 878,326,000
Holdings Count | Holding	369
Advisory Fees Paid, Amount	$ 667
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$878,326	369	$667	32%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Funds	0.6%
Cash Equivalent	2.1%
Utilities	2.2%
Real Estate	2.3%
Materials	2.7%
Energy	4.1%
Consumer Staples	5.5%
Communication Services	7.8%
Consumer Discretionary	9.4%
Health Care	10.1%
Industrials	10.9%
Financials	17.1%
Information Technology	25.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.2%
Apple Inc	3.6%
Amazon.com Inc	2.8%
NVIDIA Corp	2.7%
Broadcom Inc	2.1%
Meta Platforms Inc, Cl A	2.0%
Visa Inc, Cl A	1.5%
Johnson & Johnson	1.3%
Morgan Stanley	1.3%
JPMorgan Chase & Co	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018358
Shareholder Report [Line Items]
Fund Name	Large Cap Disciplined Equity Fund
Class Name	Class A
Trading Symbol	SCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Large Cap Disciplined Equity Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Disciplined Equity Fund, Class A Shares	$10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
AssetsNet	$ 1,390,116,000
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 1,018
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,390,116	324	$1,018	55%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.4%
Futures Contracts	0.1%
U.S. Treasury Obligation	2.1%
Real Estate	2.2%
Materials	2.3%
Utilities	2.7%
Energy	3.5%
Cash Equivalent	4.5%
Consumer Staples	6.3%
Communication Services	6.9%
Consumer Discretionary	8.4%
Industrials	9.4%
Health Care	10.4%
Financials	16.5%
Information Technology	24.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.7%
Microsoft Corp	4.7%
NVIDIA Corp	2.7%
Amazon.com Inc	2.2%
Meta Platforms Inc, Cl A	2.1%
JPMorgan Chase & Co	1.9%
Broadcom Inc	1.5%
UnitedHealth Group Inc	1.3%
Alphabet Inc, Cl A	1.3%
Citigroup Inc	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018357
Shareholder Report [Line Items]
Fund Name	Large Cap Index Fund
Class Name	Class A
Trading Symbol	LCIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Large Cap Index Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class A Shares	$2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
AssetsNet	$ 1,895,622,000
Holdings Count | Holding	1,009
Advisory Fees Paid, Amount	$ 92
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,895,622	1,009	$92	1%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Cash Equivalent	2.0%
Utilities	2.3%
Materials	2.4%
Real Estate	2.5%
Energy	3.4%
Consumer Staples	5.4%
Communication Services	8.5%
Industrials	9.3%
Health Care	10.2%
Consumer Discretionary	10.7%
Financials	14.2%
Information Technology	28.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.1%
NVIDIA Corp	5.7%
Microsoft Corp	5.5%
Amazon.com Inc	3.4%
Meta Platforms Inc, Cl A	2.2%
Alphabet Inc, Cl A	1.7%
Tesla Inc	1.7%
Berkshire Hathaway Inc, Cl B	1.6%
Alphabet Inc, Cl C	1.5%
Broadcom Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000134335
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Class A
Trading Symbol	SPINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the S&P 500 Index Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class A Shares	$3	0.05%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.05%
AssetsNet	$ 4,400,203,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 219
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,400,203	505	$219	2%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.7%
Materials	2.0%
Real Estate	2.2%
Utilities	2.4%
Energy	3.4%
Consumer Staples	5.6%
Industrials	8.5%
Communication Services	8.7%
Health Care	10.4%
Consumer Discretionary	10.5%
Financials	13.6%
Information Technology	30.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	6.9%
NVIDIA Corp	6.5%
Microsoft Corp	6.0%
Amazon.com Inc	3.7%
Meta Platforms Inc, Cl A	2.4%
Alphabet Inc, Cl A	1.9%
Tesla Inc	1.8%
Berkshire Hathaway Inc, Cl B	1.7%
Alphabet Inc, Cl C	1.6%
Broadcom Inc	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000109763
Shareholder Report [Line Items]
Fund Name	Extended Market Index Fund
Class Name	Class A
Trading Symbol	SMXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Extended Market Index Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Extended Market Index Fund, Class A Shares	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 1,241,821,000
Holdings Count | Holding	2,244
Advisory Fees Paid, Amount	$ 174
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,241,821	2,244	$174	9%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Rights	0.0%
Registered Investment Company	0.0%
Futures Contracts	0.1%
Utilities	1.6%
Cash Equivalent	1.6%
Consumer Staples	2.9%
Energy	4.1%
Communication Services	4.4%
Materials	5.0%
Real Estate	5.1%
Health Care	10.7%
Consumer Discretionary	11.1%
Information Technology	16.9%
Industrials	17.3%
Financials	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apollo Global Management Inc	1.1%
AppLovin Corp, Cl A	1.1%
Marvell Technology Inc	1.0%
CRH PLC	0.9%
Spotify Technology SA	0.9%
DoorDash Inc, Cl A	0.8%
MicroStrategy Inc, Cl A	0.7%
Coinbase Global Inc, Cl A	0.7%
Trade Desk Inc/The, Cl A	0.7%
Snowflake Inc, Cl A	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018361
Shareholder Report [Line Items]
Fund Name	Small Cap Fund
Class Name	Class A
Trading Symbol	SLPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Small Cap Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class A Shares	$22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
AssetsNet	$ 273,252,000
Holdings Count | Holding	841
Advisory Fees Paid, Amount	$ 527
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$273,252	841	$527	44%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.6%
Communication Services	1.7%
Utilities	1.8%
Materials	2.8%
Energy	4.9%
Real Estate	4.9%
Consumer Staples	5.1%
Consumer Discretionary	9.3%
Information Technology	13.0%
Health Care	13.4%
Industrials	18.4%
Financials	23.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sprouts Farmers Market Inc	0.7%
FTAI Aviation Ltd	0.7%
Exelixis Inc	0.7%
Vertex Inc, Cl A	0.6%
Merit Medical Systems Inc	0.6%
Q2 Holdings Inc	0.6%
Stifel Financial Corp	0.6%
Piper Sandler Cos	0.6%
Modine Manufacturing Co	0.6%
CNO Financial Group Inc	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000111997
Shareholder Report [Line Items]
Fund Name	Small Cap II Fund
Class Name	Class A
Trading Symbol	SECAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Small Cap II Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap II Fund, Class A Shares	$21	0.39%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.39%
AssetsNet	$ 310,795,000
Holdings Count | Holding	577
Advisory Fees Paid, Amount	$ 508
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$310,795	577	$508	42%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Exchange Traded Fund	0.1%
Cash Equivalent	1.7%
Utilities	1.8%
Communication Services	2.0%
Consumer Staples	3.2%
Materials	4.8%
Real Estate	5.2%
Energy	6.5%
Consumer Discretionary	9.9%
Information Technology	11.1%
Health Care	11.3%
Industrials	19.6%
Financials	22.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Columbia Banking System Inc	1.4%
Old National Bancorp/IN	1.2%
Encompass Health Corp	0.9%
Jackson Financial Inc, Cl A	0.8%
CNO Financial Group Inc	0.8%
Comerica Inc	0.8%
Cleveland-Cliffs Inc	0.8%
Lincoln National Corp	0.8%
Standex International Corp	0.7%
Photronics Inc	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018359
Shareholder Report [Line Items]
Fund Name	Small/Mid Cap Equity Fund
Class Name	Class A
Trading Symbol	SSMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Small/Mid Cap Equity Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small/Mid Cap Equity Fund, Class A Shares	$22	0.40%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%
AssetsNet	$ 878,643,000
Holdings Count | Holding	459
Advisory Fees Paid, Amount	$ 1,580
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$878,643	459	$1,580	28%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.9%
Communication Services	2.1%
Utilities	2.1%
Consumer Staples	3.5%
Materials	3.6%
Energy	3.9%
Real Estate	4.8%
Consumer Discretionary	11.3%
Health Care	12.0%
Information Technology	12.8%
Financials	17.7%
Industrials	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Ensign Group Inc/The	1.0%
Kinsale Capital Group Inc	0.9%
Matador Resources Co	0.9%
Hamilton Lane Inc, Cl A	0.9%
ExlService Holdings Inc	0.9%
Allison Transmission Holdings Inc	0.9%
Axon Enterprise Inc	0.8%
Casey's General Stores Inc	0.8%
Vertex Inc, Cl A	0.7%
Pool Corp	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000198133
Shareholder Report [Line Items]
Fund Name	U.S. Equity Factor Allocation Fund
Class Name	Class A
Trading Symbol	SEHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the U.S. Equity Factor Allocation Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Factor Allocation Fund, Class A Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
AssetsNet	$ 2,133,394,000
Holdings Count | Holding	414
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,133,394	414	$-	27%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Cash Equivalent	0.3%
Utilities	1.4%
Energy	1.7%
Materials	1.7%
Consumer Staples	7.4%
Communication Services	8.6%
Industrials	11.2%
Health Care	11.3%
Financials	12.8%
Consumer Discretionary	13.0%
Information Technology	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	5.0%
Microsoft Corp	4.1%
NVIDIA Corp	3.7%
Alphabet Inc, Cl A	2.1%
Meta Platforms Inc, Cl A	1.8%
Amazon.com Inc	1.7%
Altria Group Inc	1.0%
Gilead Sciences Inc	1.0%
Eli Lilly & Co	0.9%
F5 Inc	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000036888
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class A
Trading Symbol	SVYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class A Shares	$11	0.20%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.20%
AssetsNet	$ 775,662,000
Holdings Count | Holding	320
Advisory Fees Paid, Amount	$ 677
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$775,662	320	$677	16%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.1%
Cash Equivalent	1.3%
Energy	2.7%
Materials	2.8%
Utilities	5.4%
Consumer Discretionary	5.6%
Communication Services	8.5%
Industrials	9.5%
Financials	13.2%
Information Technology	16.7%
Health Care	16.8%
Consumer Staples	17.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	2.2%
Amdocs Ltd	2.1%
Cisco Systems Inc	1.7%
Comcast Corp, Cl A	1.5%
Bristol-Myers Squibb Co	1.5%
Merck & Co Inc	1.4%
AT&T Inc	1.4%
International Business Machines Corp	1.4%
Bank of New York Mellon Corp/The	1.3%
Gilead Sciences Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000160603
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class A
Trading Symbol	SGMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Global Managed Volatility Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class A Shares	$13	0.24%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%
AssetsNet	$ 1,964,704,000
Holdings Count | Holding	576
Advisory Fees Paid, Amount	$ 2,219
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,964,704	576	$2,219	24%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Forward Contracts	0.2%
Other Countries	5.0%
Norway	1.1%
Germany	1.4%
Hong Kong	1.5%
Singapore	1.5%
Sweden	2.0%
Netherlands	2.5%
France	2.7%
Switzerland	3.2%
United Kingdom	3.6%
Canada	4.9%
Japan	8.4%
United States	62.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	2.0%
AT&T Inc	1.6%
Cisco Systems Inc	1.5%
Novartis AG	1.5%
Koninklijke Ahold Delhaize NV	1.3%
Comcast Corp, Cl A	1.3%
Bank of New York Mellon Corp/The	1.2%
International Business Machines Corp	1.2%
Merck & Co Inc	1.1%
Johnson & Johnson	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018354
Shareholder Report [Line Items]
Fund Name	World Equity Ex-US Fund
Class Name	Class A
Trading Symbol	WEUSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the World Equity Ex-US Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Equity Ex-US Fund, Class A Shares	$14	0.27%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%
AssetsNet	$ 7,648,545,000
Holdings Count | Holding	1,056
Advisory Fees Paid, Amount	$ 9,365
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$7,648,545	1,056	$9,365	26%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.1%
Futures Contracts	0.0%
Other Countries	26.5%
Australia	2.8%
United States	3.2%
South Korea	3.3%
Netherlands	4.1%
Taiwan	4.2%
Canada	4.7%
China	5.5%
Switzerland	5.8%
France	6.8%
Germany	7.4%
Japan	11.3%
United Kingdom	12.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Roche Holding AG	1.6%
SAP SE	1.2%
Taiwan Semiconductor Manufacturing Co Ltd	1.1%
Reckitt Benckiser Group PLC	1.0%
Industria de Diseno Textil SA	1.0%
Sanofi SA	0.9%
Wolters Kluwer NV	0.9%
Check Point Software Technologies Ltd	0.8%
Tencent Holdings Ltd	0.8%
Accenture PLC, Cl A	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000054521
Shareholder Report [Line Items]
Fund Name	Screened World Equity Ex-US Fund
Class Name	Class A
Trading Symbol	SSEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Screened World Equity Ex-US Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Screened World Equity Ex-US Fund, Class A Shares	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 161,570,000
Holdings Count | Holding	913
Advisory Fees Paid, Amount	$ 184
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$161,570	913	$184	32%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-0.1%
Futures Contracts	0.0%
Other Countries	27.6%
Netherlands	3.5%
South Korea	3.6%
Australia	3.7%
Switzerland	4.2%
France	4.6%
China	4.7%
Taiwan	4.7%
Canada	5.1%
Germany	6.5%
United Kingdom	9.1%
United States	9.9%
Japan	11.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SAP SE	1.3%
AP Moller - Maersk A/S, Cl B	1.1%
Burberry Group PLC	1.1%
Taiwan Semiconductor Manufacturing Co Ltd	1.1%
Industria de Diseno Textil SA	1.0%
Flow Traders Ltd	1.0%
AIA Group Ltd	1.0%
Imperial Brands PLC	1.0%
Envista Holdings Corp	1.0%
Check Point Software Technologies Ltd	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000177051
Shareholder Report [Line Items]
Fund Name	World Select Equity Fund
Class Name	Class A
Trading Symbol	SWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the World Select Equity Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
World Select Equity Fund, Class A Shares	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 294,684,000
Holdings Count | Holding	544
Advisory Fees Paid, Amount	$ 311
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$294,684	544	$311	20%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	-0.1%
Forward Contracts	0.0%
Other Countries	8.5%
Spain	0.8%
India	0.9%
South Africa	1.0%
Hong Kong	1.1%
China	1.2%
South Korea	1.3%
Germany	1.6%
Canada	1.6%
France	1.7%
United Kingdom	4.6%
Japan	4.7%
United States	68.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	1.9%
Microsoft Corp	1.8%
Alphabet Inc, Cl A	1.5%
Equitable Holdings Inc	1.2%
Moody's Corp	1.2%
Meta Platforms Inc, Cl A	1.1%
AT&T Inc	1.1%
Allstate Corp/The	1.1%
Tyson Foods Inc, Cl A	1.1%
AutoZone Inc	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000030145
Shareholder Report [Line Items]
Fund Name	Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	SMQFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Emerging Markets Equity Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Equity Fund, Class A Shares	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 822,418,000
Holdings Count | Holding	420
Advisory Fees Paid, Amount	$ 2,461
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$822,418	420	$2,461	28%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Other Countries	21.3%
Mexico	1.8%
Vietnam	1.8%
United Arab Emirates	2.1%
Philippines	2.3%
South Africa	2.8%
United States	3.7%
Indonesia	4.1%
Brazil	5.5%
South Korea	10.9%
India	12.0%
Taiwan	14.7%
China	17.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing Co Ltd	6.8%
Tencent Holdings Ltd	1.7%
Naspers Ltd, Cl N	1.6%
Alibaba Group Holding Ltd	1.5%
Samsung Electronics Co Ltd	1.4%
Kia Corp	1.3%
Contemporary Amperex Technology Co Ltd, Cl A	1.3%
Hana Financial Group Inc	1.2%
Emaar Properties PJSC	1.2%
Itau Unibanco Holding SA ADR	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000039813
Shareholder Report [Line Items]
Fund Name	Opportunistic Income Fund
Class Name	Class A
Trading Symbol	ENIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Opportunistic Income Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Income Fund, Class A Shares	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 367,508,000
Holdings Count | Holding	837
Advisory Fees Paid, Amount	$ 424
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$367,508	837	$424	19%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Municipal Bond	0.0%
Consumer Staples	0.1%
Communication Services	0.1%
Health Care	0.2%
Warrants	0.2%
Utilities	0.2%
Real Estate	0.2%
Materials	0.3%
Consumer Discretionary	0.3%
Energy	0.3%
Industrials	0.5%
Repurchase Agreement	1.2%
U.S. Treasury Obligations	1.9%
Financials	2.0%
Cash Equivalent	4.4%
Asset-Backed Securities	28.5%
Mortgage-Backed Securities	29.4%
Loan Participations	31.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Towd Point Mortgage Trust, Ser 2019-HY2, Cl M2, TSFR1M + 2.014%	6.602%	05/25/58	0.8%
Connecticut Avenue Securities Trust, Ser 2023-R04, Cl 1M1, SOFR30A + 2.300%	7.025%	05/25/43	0.6%
FHLMC STACR REMIC Trust, Ser 2023-HQA1, Cl M1B, SOFR30A + 3.500%	8.234%	05/25/43	0.6%
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl M1B, SOFR30A + 3.100%	7.825%	03/25/43	0.6%
GRACIE POINT INTERNATIONAL FUNDING, Ser 2023-1A, Cl A, SOFR90A + 1.950%	6.882%	09/01/26	0.5%
GM Financial Consumer Automobile Receivables Trust, Ser 2021-2, Cl B	1.090%	12/16/26	0.5%
Connecticut Avenue Securities Trust, Ser 2023-R03, Cl 2M1, SOFR30A + 2.500%	7.234%	04/25/43	0.5%
Structured Asset Investment Loan Trust, Ser 2004-8, Cl A8, TSFR1M + 1.114%	5.702%	09/25/34	0.5%
FHLMC STACR REMIC Trust, Ser 2024-HQA1, Cl A1, SOFR30A + 1.250%	5.984%	03/25/44	0.5%
Connecticut Avenue Securities Trust, Ser 2023-R05, Cl 1M1, SOFR30A + 1.900%	6.625%	06/25/43	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018355
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class A
Trading Symbol	SCOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Core Fixed Income Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class A Shares	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 8,136,971,000
Holdings Count | Holding	3,466
Advisory Fees Paid, Amount	$ 3,650
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,136,971	3,466	$3,650	187%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Interest Rate Swaps	0.0%
Futures Contracts	0.0%
Municipal Bonds	0.2%
Sovereign Debt	0.2%
Materials	0.3%
U.S. Government Agency Obligations	0.5%
Real Estate	0.7%
Consumer Discretionary	0.8%
Consumer Staples	1.2%
Information Technology	1.4%
Energy	1.5%
Industrials	1.6%
Communication Services	1.8%
Health Care	2.0%
Utilities	2.5%
Cash Equivalent	6.7%
Asset-Backed Securities	7.3%
Financials	7.7%
U.S. Treasury Obligations	32.2%
Mortgage-Backed Securities	42.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.125%	11/30/29	3.7%
U.S. Treasury Notes	4.125%	10/31/29	2.7%
U.S. Treasury Bonds	4.125%	08/15/44	2.5%
U.S. Treasury Notes	4.250%	11/15/34	2.5%
U.S. Treasury Bonds	4.500%	11/15/54	1.6%
U.S. Treasury Notes	4.125%	11/15/27	1.6%
U.S. Treasury Notes	3.875%	10/15/27	1.5%
U.S. Treasury Notes	4.125%	10/31/26	1.5%
U.S. Treasury Notes	4.250%	11/30/26	1.5%
U.S. Treasury Notes	2.375%	05/15/27	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018352
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class A
Trading Symbol	SGYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the High Yield Bond Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class A Shares	$15	0.29%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%
AssetsNet	$ 1,932,075,000
Holdings Count | Holding	1,294
Advisory Fees Paid, Amount	$ 2,473
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,932,075	1,294	$2,473	27%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Forwards	0.0%
Warrants	0.1%
U.S. Treasury Obligations	0.2%
Preferred Stock	0.6%
Utilities	2.0%
Real Estate	2.2%
Consumer Staples	2.4%
Cash Equivalent	3.4%
Information Technology	3.8%
Materials	6.5%
Health Care	6.9%
Asset-Backed Securities	8.3%
Financials	8.4%
Industrials	9.1%
Loan Participations	9.5%
Energy	10.7%
Consumer Discretionary	12.5%
Communication Services	14.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
DISH Network	11.750%	11/15/27	0.7%
Zayo Group Holdings	4.000%	03/01/27	0.5%
CCO Holdings LLC	5.125%	05/01/27	0.5%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	08/20/29	0.4%
Global Medical Response	10.000%	10/31/28	0.4%
CCO Holdings LLC	4.500%	08/15/30	0.4%
Medline Borrower LP	3.875%	04/01/29	0.4%
Tronox	4.625%	03/15/29	0.4%
TransDigm	7.125%	12/01/31	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000112815
Shareholder Report [Line Items]
Fund Name	Long Duration Fund
Class Name	Class A
Trading Symbol	LDRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Long Duration Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Fund, Class A Shares	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 387,079,000
Holdings Count | Holding	921
Advisory Fees Paid, Amount	$ 227
InvestmentCompanyPortfolioTurnover	104.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$387,079	921	$227	104%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Interest Rate Swaps	0.0%
Futures Contracts	0.1%
Mortgage-Backed Securities	0.2%
Sovereign Debt	0.8%
U.S. Government Agency Obligations	1.1%
Materials	1.2%
Real Estate	1.3%
Cash Equivalent	1.7%
Consumer Discretionary	2.3%
Municipal Bonds	3.1%
Information Technology	3.4%
Consumer Staples	3.9%
Energy	5.5%
Industrials	5.9%
Communication Services	7.1%
Health Care	8.9%
Utilities	9.8%
Financials	10.7%
U.S. Treasury Obligations	32.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.500%	11/15/54	4.6%
U.S. Treasury Bonds	4.125%	08/15/44	3.2%
U.S. Treasury Bonds	4.250%	02/15/54	2.3%
U.S. Treasury Bonds	2.000%	11/15/41	2.2%
U.S. Treasury Bonds	3.125%	02/15/43	2.0%
U.S. Treasury Bonds	4.500%	02/15/44	1.8%
U.S. Treasury Bonds	4.250%	08/15/54	1.5%
U.S. Treasury Bonds	1.750%	08/15/41	1.4%
U.S. Treasury Bonds	3.375%	11/15/48	1.2%
U.S. Treasury Bonds	3.625%	05/15/53	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018351
Shareholder Report [Line Items]
Fund Name	Long Duration Credit Fund
Class Name	Class A
Trading Symbol	SLDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Long Duration Credit Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Long Duration Credit Fund, Class A Shares	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 3,252,744,000
Holdings Count | Holding	1,211
Advisory Fees Paid, Amount	$ 1,944
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,252,744	1,211	$1,944	40%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Interest Rate Swaps	0.0%
Futures Contracts	0.1%
Sovereign Debt	1.1%
Materials	1.2%
Cash Equivalent	1.4%
Real Estate	1.6%
Consumer Discretionary	4.0%
Municipal Bonds	4.0%
Consumer Staples	5.4%
Energy	5.7%
Information Technology	5.7%
Communication Services	5.9%
Industrials	6.9%
U.S. Treasury Obligations	7.7%
Health Care	13.7%
Utilities	16.0%
Financials	19.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Bonds	4.250%	08/15/54	1.7%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	1.5%
U.S. Treasury Bonds	4.500%	11/15/54	0.9%
Comcast	2.937%	11/01/56	0.8%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.8%
U.S. Treasury Bonds	4.125%	08/15/44	0.7%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.700%	02/01/36	0.7%
Comcast	2.987%	11/01/63	0.6%
U.S. Treasury Bonds	4.625%	05/15/44	0.6%
U.S. Treasury Notes	4.250%	11/15/34	0.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000096276
Shareholder Report [Line Items]
Fund Name	Ultra Short Duration Bond Fund
Class Name	Class A
Trading Symbol	SUSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Ultra Short Duration Bond Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ultra Short Duration Bond Fund, Class A Shares	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 444,332,000
Holdings Count | Holding	609
Advisory Fees Paid, Amount	$ 204
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$444,332	609	$204	32%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Real Estate	0.1%
U.S. Government Agency Obligation	0.3%
Cash Equivalent	0.4%
Information Technology	0.5%
Materials	0.6%
Consumer Staples	0.7%
Communication Services	0.9%
Municipal Bonds	1.1%
Energy	1.4%
Industrials	1.6%
Health Care	2.2%
Utilities	2.4%
Repurchase Agreements	2.9%
Consumer Discretionary	3.1%
Mortgage-Backed Securities	13.3%
U.S. Treasury Obligations	13.9%
Financials	18.9%
Asset-Backed Securities	35.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	0.500%	02/28/26	2.9%
U.S. Treasury Notes	4.000%	12/15/25	1.6%
U.S. Treasury Notes	4.250%	05/31/25	1.0%
U.S. Treasury Notes	0.375%	11/30/25	1.0%
Bank of America, SOFRRATE + 1.150%	1.319%	06/19/26	1.0%
Capital One Multi-Asset Execution Trust, Ser 2022-A3, Cl A	4.950%	10/15/27	0.9%
GM Financial Consumer Automobile Receivables Trust, Ser 2023-1, Cl A3	4.660%	02/16/28	0.9%
JPMorgan Chase, SOFRRATE + 1.320%	4.080%	04/26/26	0.8%
Morgan Stanley, SOFRRATE + 1.669%	4.679%	07/17/26	0.8%
Goldman Sachs Group, SOFRRATE + 1.075%	5.798%	08/10/26	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018353
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	SEDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Emerging Markets Debt Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund, Class A Shares	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 1,666,030,000
Holdings Count | Holding	1,324
Advisory Fees Paid, Amount	$ 3,217
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,666,030	1,324	$3,217	38%

Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Interest Rate Swaps	-0.2%
Forward Contracts	-0.1%
Credit Default Swaps	0.0%
Futures Contracts	0.0%
Other Countries	42.6%
Dominican Republic	2.2%
Thailand	2.2%
Hungary	2.6%
China	2.8%
Poland	3.3%
Turkey	3.6%
Brazil	4.1%
Colombia	5.4%
Malaysia	5.8%
Indonesia	5.9%
South Africa	7.1%
Mexico	7.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Republic of Poland Government Bond	7.500%	07/25/28	1.1%
Thailand Government Bond	2.650%	06/17/28	1.0%
Republic of South Africa Government International Bond, ZAR	8.750%	01/31/44	1.0%
Republic of South Africa Government International Bond	9.000%	01/31/40	1.0%
Turkiye Government Bond	26.200%	10/05/33	0.9%
Mexican Bonos, MXN	7.750%	05/29/31	0.9%
Petroleos Mexicanos	7.690%	01/23/50	0.8%
Republic of South Africa Government International Bond, ZAR	8.500%	01/31/37	0.7%
Republic of South Africa Government International Bond, ZAR	8.750%	02/28/48	0.7%
Malaysia Government Bond	3.882%	03/14/25	0.7%

C000036889
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class A
Trading Symbol	RRPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Real Return Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class A Shares	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 255,356,000
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$255,356	22	$-	16%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
U.S. Treasury Obligations	98.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation Indexed Bonds	2.125%	04/15/29	6.7%
U.S. Treasury Inflation-Protected Securities	2.375%	10/15/28	6.4%
U.S. Treasury Inflation-Protected Securities	1.625%	10/15/27	6.1%
U.S. Treasury Inflation-Protected Securities	1.250%	04/15/28	6.0%
U.S. Treasury Inflation-Protected Securities	0.125%	04/15/27	5.9%
U.S. Treasury Inflation-Protected Securities	0.125%	10/15/26	5.8%
U.S. Treasury Inflation-Protected Securities	0.500%	01/15/28	5.3%
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	5.3%
U.S. Treasury Inflation-Protected Securities	0.625%	01/15/26	5.2%
U.S. Treasury Inflation-Protected Securities	0.125%	07/15/26	5.2%

C000144225
Shareholder Report [Line Items]
Fund Name	Limited Duration Bond Fund
Class Name	Class A
Trading Symbol	SLDBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Limited Duration Bond Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Duration Bond Fund, Class A Shares	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 2,217,934,000
Holdings Count | Holding	494
Advisory Fees Paid, Amount	$ 889
InvestmentCompanyPortfolioTurnover	149.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$2,217,934	494	$889	149%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Energy	0.1%
Communication Services	0.5%
U.S. Government Agency Obligation	0.7%
Materials	0.7%
Health Care	0.8%
Information Technology	0.8%
Municipal Bonds	0.9%
Real Estate	1.0%
Consumer Staples	1.9%
Consumer Discretionary	2.8%
Industrials	2.9%
Utilities	3.2%
Cash Equivalent	6.0%
Financials	12.8%
Mortgage-Backed Securities	18.6%
Asset-Backed Securities	23.4%
U.S. Treasury Obligations	34.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.250%	11/30/26	6.2%
U.S. Treasury Notes	2.500%	03/31/27	5.2%
U.S. Treasury Notes	3.250%	06/30/27	5.1%
U.S. Treasury Notes	0.500%	02/28/26	3.9%
U.S. Treasury Notes	4.125%	10/31/26	3.5%
U.S. Treasury Notes	0.750%	08/31/26	3.0%
U.S. Treasury Notes	4.125%	11/15/27	2.7%
U.S. Treasury Notes	0.500%	10/31/27	2.1%
U.S. Treasury Notes	1.250%	12/31/26	2.1%
FNMA	4.500%	12/15/39	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000150792
Shareholder Report [Line Items]
Fund Name	Intermediate Duration Credit Fund
Class Name	Class A
Trading Symbol	SIDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Intermediate Duration Credit Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate Duration Credit Fund, Class A Shares	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
AssetsNet	$ 4,039,124,000
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 2,475
InvestmentCompanyPortfolioTurnover	61.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,039,124	1,014	$2,475	61%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.0%
Sovereign Debt	0.7%
Materials	1.7%
Cash Equivalent	1.7%
Real Estate	2.2%
Municipal Bonds	2.8%
Information Technology	3.8%
Consumer Staples	4.3%
Energy	4.6%
Communication Services	5.0%
Consumer Discretionary	5.3%
Industrials	6.9%
U.S. Treasury Obligations	7.8%
Health Care	8.4%
Utilities	10.4%
Financials	34.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	4.125%	11/15/27	1.3%
U.S. Treasury Notes	4.250%	11/15/34	1.3%
U.S. Treasury Notes	4.125%	10/31/29	1.2%
U.S. Treasury Bonds	4.250%	08/15/54	0.9%
Bank of America, SOFRRATE + 1.930%	2.676%	06/19/41	0.6%
Bank of America, SOFRRATE + 1.830%	4.571%	04/27/33	0.5%
Goldman Sachs Group, SOFRRATE + 1.248%	2.383%	07/21/32	0.5%
U.S. Treasury Bonds	4.125%	08/15/44	0.5%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide	4.900%	02/01/46	0.5%
U.S. Treasury Bonds	4.625%	11/15/44	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000081914
Shareholder Report [Line Items]
Fund Name	Dynamic Asset Allocation Fund
Class Name	Class A
Trading Symbol	SDLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class A Shares	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 1,757,862,000
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 87
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,757,862	536	$87	10%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Written Swaption	-0.4%
Written Options	-0.3%
Total Return Swaps	-0.1%
Purchased Options	0.5%
Purchased Swaption	0.5%
Cash Equivalent	1.2%
Materials	1.5%
Futures Contracts	1.6%
Interest Rate Swaps	1.6%
Real Estate	1.7%
Utilities	1.8%
Energy	2.5%
Consumer Staples	4.2%
Industrials	6.3%
Communication Services	6.5%
Health Care	7.7%
Consumer Discretionary	7.8%
Financials	10.1%
Information Technology	27.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Apple Inc	7.3%
Microsoft Corp	6.9%
NVIDIA Corp	4.9%
Amazon.com Inc	2.8%
Meta Platforms Inc, Cl A	1.8%
Interest Rate Swap 4.35% 11/02/2031	1.6%
Alphabet Inc, Cl A	1.4%
S&P500 EMINI FUTURE	1.4%
Tesla Inc	1.4%
Berkshire Hathaway Inc, Cl B	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000102014
Shareholder Report [Line Items]
Fund Name	Multi-Asset Real Return Fund
Class Name	Class A
Trading Symbol	SEIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A Shares of the Multi-Asset Real Return Fund (the "Fund") for the period from June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Real Return Fund, Class A Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 731,952,000
Holdings Count | Holding	1,540
Advisory Fees Paid, Amount	$ 688
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$731,952	1,540	$688	15%

Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	-9.4%
Materials	-1.5%
Information Technology	-0.1%
Rights	0.0%
Financials	0.0%
Forwards	0.0%
Credit Default Swaps	0.0%
Futures Contracts	0.1%
Interest Rate Swaps	0.1%
Sovereign Debt	0.3%
U.S. Government Agency Obligations	1.2%
Utilities	1.5%
Communication Services	1.8%
Real Estate	3.0%
Mortgage-Backed Securities	3.6%
Asset-Backed Securities	3.8%
Health Care	5.7%
Consumer Staples	7.4%
Corporate Obligations	7.5%
Energy	7.6%
U.S. Treasury Obligations	50.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Inflation-Protected Securities	0.375%	07/15/27	24.1%
U.S. Treasury Inflation-Protected Securities	0.250%	07/15/29	8.1%
Exxon Mobil Corp	—	—	1.9%
U.S. Treasury Notes, USBMMY3M + 0.200%	4.650%	01/31/25	1.4%
U.S. Treasury Notes, USBMMY3M + 0.170%	4.620%	10/31/25	1.3%
U.S. Treasury Notes, USBMMY3M + 0.245%	4.695%	01/31/26	1.1%
Microsoft Corp	—	—	1.0%
U.S. Treasury Notes, USBMMY3M + 0.125%	4.575%	07/31/25	1.0%
U.S. Treasury Notes, USBMMY3M + 0.169%	4.619%	04/30/25	1.0%
Costco Wholesale Corp	—	—	1.0%